Consolidated Statement of Changes in Shareholders' Equity - BRL (R$) R$ in Thousands	Additional paid-in capital [member]	Capital reserve [member]	Miscellaneous other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2022	R$ 10,240,000	R$ 32,720	R$ 8,988,442		R$ 228,305	R$ 19,489,467	R$ 2,326,577	R$ 21,816,044
IfrsStatementLineItems [Line Items]
Net loss				(318,206)		(318,206)	720,855	402,649
Actuarial gains/(losses) over pension plan of subsidiaries, net of taxes					34,710	34,710	(1,474)	33,236
Cumulative translation adjustments for the year					(142,939)	(142,939)		(142,939)
(Loss)/gain cash flow hedge accounting, net of taxes					822,832	822,832		822,832
Cash flow hedge reclassified to income upon realization, net of taxes					223,803	223,803		223,803
(Loss)/gain cash flow hedge accounting–“Platts”from investments in subsidiaries, net of taxes					4,552	4,552	1,158	5,710
(Loss)/gain on the percentage change in investments					(8,093)	(8,093)	(156)	(8,249)
(Loss) / gain on business combination					(6,451)	(6,451)		(6,451)
Additional dividends approved on 04/30/2023			(1,614,000)			(1,614,000)	(718,103)	(2,332,103)
Intermediary dividends approved on 11/14/2024			(985,000)			(985,000)		(985,000)
Interest on equity							(144,694)	(144,694)
Absorption of the loss of the year			(318,206)	318,206
Ending balance at Dec. 31, 2023	10,240,000	32,720	6,071,236		1,156,719	17,500,675	2,184,163	19,684,838
IfrsStatementLineItems [Line Items]
Net loss				(2,591,851)		(2,591,851)	1,053,710	(1,538,141)
Actuarial gains/(losses) over pension plan of subsidiaries, net of taxes					28,548	28,548	(475)	28,073
Cumulative translation adjustments for the year					679,250	679,250		679,250
(Loss)/gain cash flow hedge accounting, net of taxes					(3,278,956)	(3,278,956)		(3,278,956)
Cash flow hedge reclassified to income upon realization, net of taxes					(137,082)	(137,082)		(137,082)
(Loss)/gain cash flow hedge accounting–“Platts”from investments in subsidiaries, net of taxes					(226,441)	(226,441)	(109,861)	(336,302)
(Loss)/gain on the percentage change in investments					(46,955)	(46,955)	(7,313)	(54,268)
Intermediary dividends approved on 05/09/2024			(950,000)			(950,000)	(207,529)	(1,157,529)
Intermediary dividends approved on 09/30/2024							(607,379)	(607,379)
Intermediary dividends approved on 11/14/2024			(730,000)			(730,000)		(730,000)
Interest on equity approved on 12/27/2024							(65,576)	(65,576)
Absorption of the loss of the year			(2,591,851)	2,591,851
Gains on the sale of a subsidiary interest, net		2,248,080				2,248,080	1,013,604	3,261,684
Reflex treasury shares acquired by controlled		(223,830)				(223,830)	(77,487)	(301,317)
Treasury shares canceled							11,821	11,821
Ending balance at Dec. 31, 2024	10,240,000	2,056,970	1,799,385		(1,824,917)	12,271,438	3,187,678	15,459,116
IfrsStatementLineItems [Line Items]
Net loss				(2,002,374)		(2,002,374)	495,648	(1,506,726)
Actuarial gains/(losses) over pension plan of subsidiaries, net of taxes					50,887	50,887	73	50,960
Cumulative translation adjustments for the year					20,019	20,019		20,019
(Loss)/gain cash flow hedge accounting, net of taxes					2,479,943	2,479,943		2,479,943
Cash flow hedge reclassified to income upon realization, net of taxes					(321,341)	(321,341)		(321,341)
(Loss)/gain cash flow hedge accounting–“Platts”from investments in subsidiaries, net of taxes					350,435	350,435	157,367	507,802
Gain on the percentage change in investments					27,052	27,052		27,052
Dividends approved of subsidiary							(787,905)	(787,905)
Interest on equity approved of subsidiary							(264,337)	(264,337)
Absorption of the loss of the year			(1,799,385)	1,799,385
Constitution of subsidiaries in foreign operations							1,170	1,170
Acquisition of stakes in subsidiaries							70,597	70,597
Ending balance at Dec. 31, 2025	R$ 10,240,000	R$ 2,056,970		R$ (202,989)	R$ 782,078	R$ 12,876,059	R$ 2,860,291	R$ 15,736,350